Income Taxes Effective Income Tax Rate Reconciliation (Details)	12 Months Ended
	Dec. 31, 2011	Dec. 31, 2010	Dec. 31, 2009
Income Tax Disclosure [Abstract]
Expected statutory income tax rate	35.00%	35.00%	35.00%
State and local income taxes, net of Federal benefit	2.10%	2.50%	1.50%
Capital loss valuation allowance	0.00%	0.10%	1.20%
Other	0.60%	0.90%	(0.20%)
Effective tax rate (excluding noncontrolling interests)	37.70%	38.50%	37.50%
Income attributable to noncontrolling interests	(0.60%)	(1.30%)	(1.30%)
Effective tax rate per Consolidated Statements of Income	37.10%	37.20%	36.20%